STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock	Class A Common Stock Not Subject to Redemption	Class B Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at the beginning at Sep. 22, 2020	$ 0		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 22, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to initial stockholders			$ 647	24,353		25,000
Issuance of Class B common stock to initial stockholders (in shares)			6,468,750
Sale of units in initial public offering, less fair value of public warrants	$ 2,588			245,809,913		245,812,501
Sale of units in initial public offering, less fair value of public warrants (in shares)	25,875,000
Offering costs				(2,971,639)		(2,971,639)
Common stock subject to possible redemption	$ (2,337)			(233,645,773)		(233,648,110)
Common stock subject to possible redemption (in shares)	(23,364,811)
Net income (loss)		$ (4,217,743)			(4,217,743)	(4,217,743)
Balance at the end at Dec. 31, 2020	$ 251	$ 251	$ 647	9,216,854	(4,217,743)	5,000,009
Balance at the end (in shares) at Dec. 31, 2020	2,510,189	2,510,189	6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption		$ (46)		(4,644,954)	0	(4,645,000)
Common stock subject to possible redemption (in shares)		(464,500)
Net income (loss)				0	4,644,993	4,644,993
Balance at the end at Mar. 31, 2021		$ 205	$ 647	4,571,900	427,250	5,000,002
Balance at the end (in shares) at Mar. 31, 2021		2,045,689	6,468,750
Balance at the beginning at Dec. 31, 2020	$ 251	$ 251	$ 647	9,216,854	(4,217,743)	5,000,009
Balance at the beginning (in shares) at Dec. 31, 2020	2,510,189	2,510,189	6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(1,617,438)
Balance at the end at Jun. 30, 2021		$ 268	$ 647	10,834,267	(5,835,181)	5,000,001
Balance at the end (in shares) at Jun. 30, 2021		2,671,932	6,468,750
Balance at the beginning at Mar. 31, 2021		$ 205	$ 647	4,571,900	427,250	5,000,002
Balance at the beginning (in shares) at Mar. 31, 2021		2,045,689	6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption		$ 63		6,262,367	0	6,262,430
Common stock subject to possible redemption (in shares)		626,243
Net income (loss)				0	(6,262,431)	(6,262,431)
Balance at the end at Jun. 30, 2021		$ 268	$ 647	$ 10,834,267	$ (5,835,181)	$ 5,000,001
Balance at the end (in shares) at Jun. 30, 2021		2,671,932	6,468,750